Warrant Liabilities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Mar. 13, 2024
Warrant Liabilities [Line Items]
Price per warrant	$ 0.01
Number of trading days	20 days
Period of commencing warrants	30 days
Public share			$ 6.97
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of exercise price of warrants based on market value		115.00%
Stock price trigger for redemption of public warrants		$ 18
Percentage of market value		180.00%
Exercisable days		30 days
Public warrants expiration term	25 years	5 years
Business days		60 days
Trading day prior to the date on which the notice of exercise		10 days
Fair market value price		$ 0.361
Outstanding warrants percentage		50.00%
Initial Business Combination [Member]
Warrant Liabilities [Line Items]
Public share		$ 9.2
Public Warrants [Member]
Warrant Liabilities [Line Items]
Price per warrant	$ 11.5
Private warrants were forfeited (in Shares)	14,040,000
Warrants outstanding (in Shares)	13,800,000
Private Placement Warrants
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)
Warrant [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		27,840,000
Threshold trading days for redemption of public warrants		20 days
Public Warrant [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share		$ 10
Redemption Of Warrant Price Per Share Equals Or Exceeds Eighteen Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share		18
Public share		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants		20 days
Redemption Of Warrant Price Per Share Equals Or Exceeds Ten Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share		$ 0.1
Minimum threshold written notice period for redemption of public warrants		30 days
Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share	$ 12	$ 10
Exceeds per share	18
Public share		1,488,000
Stock price trigger for redemption of public warrants		$ 18
Trading day prior to the date on which the notice of exercise		10 days
Public share		$ 10
Class A Common Stock [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share	$ 11.5
Class A Common Stock [Member] | Redemption Of Warrant Price Per Share Equals Or Exceeds Eighteen Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share		18
Class A Common Stock [Member] | Redemption Of Warrant Price Per Share Equals Or Exceeds Ten Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share		$ 10
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		13,800,000
Public Warrants [Member] | Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share		$ 11.5
Public Warrants [Member] | Ordinary share [Member]
Warrant Liabilities [Line Items]
Public share		$ 9.2
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		14,040,000